Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts Payable And Accrued Liabilities Current [Line Items]
Short-term contract liability	¥ 325,857,410	$ 51,134,138	¥ 113,860,926
Notes Payable	123,803,438	19,427,461
Payable to dealers	50,680,407	7,952,862	37,610,651
Customer advances	77,811,758	12,210,363	23,032,980
Payable to employees	34,285,667	5,380,169	66,058,774
Deposit due to third-parties	18,891,289	2,964,455	19,105,683
Other tax payables	16,494,783	2,588,391	26,851,725
Accrued professional service fees	8,697,657	1,364,852	4,630,000
Derivative financial liability	5,346,389	838,965
Payable to suppliers	4,003,912	628,301	5,090,553
Interest payable	2,667,405	418,574	1,237,131
Others	50,495,262	7,923,811	27,255,779
Accrued expenses and other current liabilities	719,035,377	112,832,342	324,734,202
Restricted cash deposited as collateral for such notes payable	51,793,630	8,127,551	0
Unused lines of Credit [Member]
Accounts Payable And Accrued Liabilities Current [Line Items]
Notes Payable	¥ 921,000,000	$ 145,000,000	¥ 38,000,000